Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2017
Transfers and Servicing [Abstract]
Schedule of mortgage servicing rights measured using amortization method with aggregate activity in related valuation allowances
	2017	2016
Mortgage servicing rights
Balance, beginning of year	$552,827	$645,067
Additions	78,824	87,579
Write-downs	—	(72,580)
Amortization	(84,559)	(107,239)
Balance at end of year	547,092	552,827

Valuation allowances
Balance at beginning of year	—	47,354
Additions due to decreases in market value	—	38,967
Reduction due to write-downs	—	(72,580)
Reduction due to payoff of loans	—	(13,741)
Balances at end of year	—	—

Mortgage servicing assets, net	$547,092	$552,827

Fair value disclosures
Fair value as of the beginning of the period	$898,625	$870,619
Fair value as of the end of the period	$857,016	$898,625